Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Deferred Income Tax Assets and Liabilities

($ millions)	2025	2024
Gross deferred income tax assets
Regulatory liabilities	701	659
Tax loss and credit carryforwards	677	629
Employee future benefits	111	123
Other	185	216
	1,674	1,627
Valuation allowance	(25)	(50)
Net deferred income tax asset	1,649	1,577

Gross deferred income tax liabilities
PPE	(6,208)	(5,993)
Regulatory assets	(556)	(432)
Intangible assets	(177)	(172)
	(6,941)	(6,597)
Net deferred income tax liability	(5,292)	(5,020)

Income Tax Expense

($ millions)	2025		2024
Canadian
Earnings before income tax expense	565		518

Current income tax	102		154
Deferred income tax	(23)		(87)
Total Canadian	79	(1)	67

Foreign
Earnings before income tax expense	1,789		1,656

Current income tax	39		38
Deferred income tax	275		241
Total Foreign	314		279
Income tax expense	393		346
(1)    Includes $31 million of income tax expense associated with the repatriation of proceeds on the dispositions of FortisTCI, Fortis Belize and Belize Electricity

Rate Reconciliation of Income Tax Expense

($ millions, except as indicated)	2025		2024
Earnings before income tax expense	2,354		2,174
Canadian federal statutory tax rate	353	15.0%	326	15.0%
Provincial income tax effect (1)	50	2.1%	24	1.1%
Effects of rate-regulated accounting	(47)	(2.0)%	(29)	(1.3)%
Other adjustments	(9)	(0.4)%	(6)	(0.3)%
Foreign tax rate effects
United States
Statutory tax rate difference between United States and Canada	150	6.4%	132	6.1%
Effects of rate-regulated accounting	(61)	(2.6)%	(50)	(2.3)%
Tax credits	(28)	(1.2)%	(34)	(1.6)%
Other foreign jurisdictions	(15)	(0.6)%	(17)	(0.8)%
Income tax expense and effective tax rate	393	16.7%	346	15.9%
(1)    Provincial taxes in British Columbia and Alberta contributed the majority of the tax effect in this category.

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2025
Canadian
Non-capital loss	2028-2045	172
Other tax credits and restricted interest and financing expenses(2)	2033-2045	89
		261

Foreign
Federal and state net operating loss(3)	2026-2045	143
Other tax credits	2031-2045	273
		416
Total income tax carryforwards recognized		677
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for restricted interest and financing expenses
(3)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017

The Corporation and certain of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Corporation is subject to potential income tax compliance examinations include the United States (Federal, Arizona, Kansas, Iowa, Michigan, Minnesota and New York) and Canada (Federal, British Columbia and Alberta). The Corporation's 2020 to 2025 taxation years are still open for audit in Canadian jurisdictions, and its 2021 to 2025 taxation years are still open for audit in United States jurisdictions.